PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY PLANT AND EQUIPMENT
Schedule of property, plant and equipment, net

Property, plant and equipment, gross	12.31.2020	12.31.2019
	ThCh$	ThCh$
Construction in progress	34,194,083	27,290,581
Land	94,321,726	104,196,754
Buildings	266,921,167	299,282,674
Plant and equipment	515,395,328	571,154,695
Information technology equipment	24,323,557	23,912,963
Fixed installations and accessories	45,558,495	46,062,659
Vehicles	45,808,748	55,128,493
Leasehold improvements	203,164	214,886
Rights of use (1)	56,726,206	40,498,400
Other properties, plant and equipment (2)	314,602,940	452,600,945
Total Property, plant and equipment, gross	1,398,055,414	1,620,343,050

Accumulated depreciation of Property, plant and equipment	12.31.2020	12.31.2019
	ThCh$	ThCh$
Buildings	(86,004,289)	(87,308,899)
Plant and equipment	(369,605,125)	(385,801,471)
Information technology equipment	(19,445,250)	(18,911,118)
Fixed installations and accessories	(27,910,603)	(26,219,378)
Vehicles	(29,397,964)	(33,167,346)
Leasehold improvements	(144,022)	(144,865)
Rights of use (1)	(35,388,929)	(8,254,568)
Other properties, plant and equipment (2)	(224,582,687)	(337,816,542)
Total accumulated depreciation	(792,478,869)	(897,624,187)
Total Property, plant and equipment, net	605,576,545	722,718,863
(1)	For adoption of IFRS 16, See details of underlying assets in Note 11,1
(2)	The net balance of each of these categories is presented below:

Schedule of net balance of other property, plant and equipment, net

Other Property, plant and equipment, net	12.31.2020	12.31.2019
	ThCh$	ThCh$
Bottles	30,275,255	44,071,742
Marketing and promotional assets	44,106,959	57,442,154
Other Property, plant and equipment	15,638,039	13,270,507
Total	90,020,253	114,784,403

Schedule of movements in property, plant and equipment

						Fixed
					IT	facilities and		Leasehold			Property, plant
	Construction in			Plant and	equipment	accessories,		improvements,			& equipment,
	progress	Land	Buildings, net	equipment, net	net	net	Vehicles, net	net	Others	Rights-of-use	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2020	27,290,581	104,196,754	211,973,775	185,353,224	5,001,845	19,843,281	21,961,147	70,021	114,784,403	32,243,832	722,718,863
Additions	37,726,227	—	1,520,363	8,963,015	809,348	(1,313)	1,323,740	—	30,536,408	—	80,877,788
Right-of use additions (1)	—	—	—	—	—	—	—	—	—	1,775,457	1,775,457
Disposals	—	—	(164,113)	(2,485,145)	(2,426)	—	(22,823)	—	(6,046,468)	(87,043)	(8,808,018)
Transfers between items of Property, plant and equipment	(23,336,382)	—	2,177,344	8,858,066	1,151,754	1,175,520	906,624	50,356	9,016,718	—	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(7,240,230)	(33,465,104)	(2,058,555)	(2,803,621)	(4,963,835)	(44,630)	(48,830,152)		(99,406,127)
Amortization	—	—	—	—	—	—	—	—	—	(7,851,901)	(7,851,901)
Increase (decrease) due to foreign currency translation differences	(3,086,288)	(9,936,257)	(29,231,570)	(19,859,576)	(829,268)	(628,317)	(3,124,155)	(16,605)	(11,400,730)	(4,728,542)	(82,841,308)
Other increase (decrease) (2)	(4,400,055)	61,229	1,881,309	(1,574,277)	805,609	62,342	330,086	—	1,960,074	(14,526)	(888,209)
Total movements	6,903,502	(9,875,028)	(31,056,897)	(39,563,021)	(123,538)	(2,195,389)	(5,550,363)	(10,879)	(24,764,150)	(10,906,555)	(117,142,318)
Ending balance at December 31, 2020	34,194,083	94,321,726	180,916,878	145,790,203	4,878,307	17,647,892	16,410,784	59,142	90,020,253	21,337,277	605,576,545

						Fixed
					IT	facilities and		Leasehold			Property, plant
	Construction in			Plant and	equipment	accessories,		improvements,			& equipment,
	progress	Land	Buildings, net	equipment, net	net	net	Vehicles, net	net	Others	Rights-of-use	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2019	26,048,670	100,479,196	214,160,351	207,403,985	5,184,721	21,057,169	21,798,601	32,177	114,606,098	—	710,770,968
Additions	49,134,461	—	749,800	11,582,259	675,974	7,271	(342,001)	1,309	32,640,210	—	94,449,283
Right-of use additions (3)	—	—	—	—	—	—	—	—	—	21,721,728	21,721,728
Disposals	(8,761)	—	(5,902)	(352,204)	(977)	(8,911)	(52,095)	(155)	(1,135,304)	—	(1,564,309)
Transfers between items of Property, plant and equipment	(48,358,902)	2,268,316	430,971	20,735,065	1,019,048	1,379,012	7,650,847	65,250	14,810,393	—	—
Right-of-use transfers	(25,991)	—	(266,007)	(13,788,120)	(23,712)	—	(1,181,465)	—	(2,520,405)	17,805,700	—
Depreciation expense	—	—	(7,681,481)	(37,572,910)	(1,949,851)	(2,977,512)	(6,267,039)	(30,737)	(42,410,016)		(98,889,546)
Amortization (2)	—	—	—	—	—	—	—	—	—	(8,254,568)	(8,254,568)
Increase (decrease) due to foreign currency translation differences	688,063	1,529,526	4,685,319	3,228,519	83,757	386,253	464,563	2,177	2,216,555	1,024,539	14,309,271
Other increase (decrease) (1)	(186,959)	(80,284)	(99,276)	(5,883,370)	12,885	(1)	(110,264)	—	(3,423,128)	(53,567)	(9,823,964)
Total movements	1,241,911	3,717,558	(2,186,576)	(22,050,761)	(182,876)	(1,213,888)	162,546	37,844	178,305	32,243,832	11,947,895
Ending balance at December 31, 2019	27,290,581	104,196,754	211,973,775	185,353,224	5,001,845	19,843,281	21,961,147	70,021	114,784,403	32,243,832	722,718,863
(1)	Mainly correspond to effects of IAS 29 in Argentina,
(2)

Of the total of CLP 8,254,568 thousand recorded as amortization for the current period, CLP 5,994,037 thousand correspond to right-of-use amortization arising from the adoption of the IFRS, effective beginning on January 1, 2019, The remaining CLP 2,260,531 thousand correspond to depreciation (today amortization) of goods acquired under the financial lease method, which until December 31, 2018 were classified and valued pursuant to the accounting criteria of property, plant and equipment,

(3) For IFRS 16 adoption

						Fixed facilities
				Plant and	IT	and		Leasehold
	Construction			equipment,	Equipment,	accessories,		improvements,	Other,	Property, plant and
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	net	equipment, net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at January 1, 2018	84,118,716	96,990,155	162,385,848	155,833,080	4,627,325	19,589,877	29,263,265	7,415	106,934,818	659,750,499
Additions	65,284,334	—	504,675	17,924,606	783,299	165,226	1,451,462	1,430	42,793,277	128,908,309
Disposals	—	(5,465)	(209,713)	(1,002,133)	—	—	(203,036)	—	(1,588,050)	(3,008,397)
Transfers between items of Property, plant and equipment	(109,893,610)	—	45,032,440	54,460,571	622,222	1,481,081	(2,218,354)	22,000	10,493,650	—
Depreciation expense	—	—	(7,001,828)	(39,182,401)	(1,830,295)	(2,668,535)	(5,201,263)	(11,112)	(41,727,195)	(97,622,629)
Increase (decrease) due to foreign currency translation differences	(6,880,059)	(4,615,830)	(14,485,709)	(17,048,903)	(414,850)	(4,048,135)	(1,722,767)	169	(16,954,922)	(66,171,006)
Other increase (decrease) (1)	(6,580,711)	8,110,336	27,934,638	36,419,165	1,397,020	6,537,655	429,294	12,275	14,654,520	88,914,192
Total movements	(58,070,046)	3,489,041	51,774,503	51,570,905	557,396	1,467,292	(7,464,664)	24,762	7,671,280	51,020,469
Ending balance at December 31, 2018	26,048,670	100,479,196	214,160,351	207,403,985	5,184,721	21,057,169	21,798,601	32,177	114,606,098	710,770,968
(1)	Mainly correspond to the effects of adopting IAS 29 in Argentina,

Schedule of Right-of-use assets

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	2,740,852	(1,326,250)	1,414,602
Plant and Equipment	37,671,980	(19,802,307)	17,869,673
IT Equipment	451,313	(449,249)	2,064
Motor vehicles	7,298,422	(5,966,204)	1,332,218
Others	8,563,639	(7,844,919)	718,720
Total	56,726,206	(35,388,929)	21,337,277